Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended	3 Months Ended	5 Months Ended		6 Months Ended	12 Months Ended					13 Months Ended	15 Months Ended	17 Months Ended		18 Months Ended	24 Months Ended				25 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	36 Months Ended			37 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	48 Months Ended			53 Months Ended	54 Months Ended	60 Months Ended			65 Months Ended	66 Months Ended	72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
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C000258541
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Small Cap Value Fund - Class I
Accumulated Value										$ 100,000										$ 118,835									$ 130,247							$ 114,431							$ 98,792					$ 169,333				$ 163,367		$ 159,742		$ 209,405		$ 188,710	$ 255,121
C000258542
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Small Cap Value Fund - Investor Class
Accumulated Value										10,000										11,858									12,964							11,358							9,780					16,722				16,100		15,699		20,522		18,455	24,883
C000222264
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Altrinsic International Equity Fund - Class I
Accumulated Value								$ 1,000,000							$ 1,114,214										$ 1,014,401								$ 1,032,803							$ 1,194,608					$ 1,363,440					$ 1,547,328
C000224843
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Core Plus Bond Fund - Class I
Accumulated Value										10,000										10,753									10,675							10,258							10,811					11,891				11,250		10,624		10,659		11,498	11,988
C000205678
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Dynamic Small Cap Fund - Class A
Accumulated Value			$ 9,423								$ 9,331										$ 12,305									$ 12,288							$ 17,214
C000205677
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Dynamic Small Cap Fund - Class I
Accumulated Value										1,000,000										1,212,878									1,526,213							1,397,741							1,391,570					2,259,324				2,024,137		2,039,466		2,694,902		2,698,753	3,789,136
C000250358
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Kennedy MicroCap Fund - Class I
Accumulated Value		$ 100,000															$ 120,906									$ 171,370
C000222265
Account Value [Line Items]
Line Graph and Table Measure Name																North Square McKee Bond Fund - Class I
Accumulated Value					$ 50,152	$ 50,000												$ 46,639									$ 46,018							$ 46,960							$ 49,475					$ 51,997
C000222266
Account Value [Line Items]
Line Graph and Table Measure Name																North Square McKee Bond Fund - Class R6
Accumulated Value							$ 5,000,000							$ 4,969,573										$ 4,630,563								$ 4,579,187							$ 4,688,691					$ 4,943,857					$ 5,212,238
C000205681
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Multi Strategy Fund - Class A
Accumulated Value										9,423										10,872									12,846							12,219							13,025					18,134				17,236		17,138		20,736		22,288	26,579
C000205683
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Multi Strategy Fund - Class I
Accumulated Value										1,000,000										1,153,923									1,366,931							1,308,758							1,403,352					1,962,951				1,870,720		1,863,562		2,261,218		2,436,419	2,911,745
C000205685
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Preferred and Income Securities Fund - Class I
Accumulated Value										1,000,000										1,162,545									1,347,267							1,440,780							1,575,414					2,159,413				2,127,481		2,153,982		2,617,332		2,846,172	3,036,749
C000255877
Account Value [Line Items]
Line Graph and Table Measure Name																North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Accumulated Value	$ 10,000												$ 10,231										$ 10,899
C000217840
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Select Small Cap Fund - Class I
Accumulated Value										1,000,000										1,162,957									1,312,437							1,428,269							1,331,561					1,918,381				1,913,581		1,760,504		2,331,731		2,372,173	3,064,071
C000205671
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Spectrum Alpha Fund - Class A
Accumulated Value									$ 9,426										$ 11,674									$ 11,446							$ 11,583							$ 16,611					$ 13,451				$ 13,149		$ 16,861		$ 17,174		$ 23,345
C000205673
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Spectrum Alpha Fund - Class I
Accumulated Value									1,000,000										1,241,859									1,221,155							1,238,520							1,781,409					1,444,914				1,414,884		1,822,032		1,858,878		2,534,628
C000217841
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Strategic Income Fund - Class A
Accumulated Value				$ 9,630								$ 9,460										$ 10,335									$ 11,496							$ 12,320
C000217842
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Strategic Income Fund - Class I
Accumulated Value										1,000,000										1,045,736									1,044,423							1,100,359							1,200,179					1,323,718				1,263,010		1,232,177		1,349,672		1,506,308	1,618,466
C000224841
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Tactical Defensive Fund - Class A
Accumulated Value										9,422										10,697									11,529							11,755							10,833					13,966				14,010		13,460		15,380		15,108	18,147
C000224840
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Tactical Defensive Fund - Class C
Accumulated Value										10,000										11,269									12,055							12,201							11,159					14,282				14,214		13,548		15,369		14,978	17,862
C000224839
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Tactical Defensive Fund - Class I
Accumulated Value										1,000,000										1,138,023									1,229,387							1,255,796							1,160,246					1,498,537				1,505,851		1,450,079		1,661,282		1,635,352	1,969,330
C000224838
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Tactical Growth Fund - Class A
Accumulated Value										9,424										10,600									11,850							11,469							12,218					15,673				14,747		14,901		17,433		19,100	23,363
C000224836
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Tactical Growth Fund - Class C
Accumulated Value										10,000										11,164									12,391							11,905							12,587					16,014				14,953		15,000		17,415		18,940	23,001
C000224837
Account Value [Line Items]
Line Graph and Table Measure Name																North Square Tactical Growth Fund - Class I
Accumulated Value										1,000,000										1,127,880									1,264,195							1,225,989							1,310,360					1,684,163				1,587,562		1,608,638		1,886,136		2,073,120	2,542,876
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										100,000										117,691									135,417							138,797							154,708					222,643				214,441		218,805		279,158		315,778	408,760
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										10,000										11,769									13,542							13,880							15,471					22,264				21,444		21,880		27,916		31,578	40,876
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI EAFE Index
Accumulated Value								$ 1,000,000							$ 1,125,801										$ 1,008,948								$ 1,039,832							$ 1,232,475					$ 1,396,754					$ 1,715,208
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value										10,000										10,158									10,120							10,768							11,781					11,734				10,769		10,538		10,676		11,258	11,836
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000								10,042										12,811									14,492							18,759
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										1,000,000										1,176,911									1,354,171							1,387,975							1,547,084					2,226,434				2,144,414		2,188,046		2,791,575		3,157,783	4,087,601
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000															111,696									144,585
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value					$ 50,331	$ 50,000												$ 46,193									$ 45,203							$ 45,793							$ 48,293					$ 50,772
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value							$ 5,000,000							$ 4,894,087										$ 4,491,687								$ 4,395,448							$ 4,452,823					$ 4,695,913					$ 4,936,971
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										10,000										11,769									13,542							13,880							15,471					22,264				21,444		21,880		27,916		31,578	40,876
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										1,000,000										1,176,911									1,354,171							1,387,975							1,547,084					2,226,434				2,144,414		2,188,046		2,791,575		3,157,783	4,087,601
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value										1,000,000										1,015,784									1,011,979							1,076,751							1,178,131					1,173,362				1,076,886		1,053,813		1,067,569		1,125,850	1,183,644
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000												10,231										10,756
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										1,000,000										1,176,911									1,354,171							1,387,975							1,547,084					2,226,434				2,144,414		2,188,046		2,791,575		3,157,783	4,087,601
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000										11,506									11,793							13,145							18,918					18,221				18,591		23,720		26,831		34,732
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									1,000,000										1,150,615									1,179,337							1,314,530							1,891,762					1,822,071				1,859,144		2,371,952		2,683,112		3,473,162
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000								10,204										10,337									10,901							11,461
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value										1,000,000										1,015,784									1,011,979							1,076,751							1,178,131					1,173,362				1,076,886		1,053,813		1,067,569		1,125,850	1,183,644
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										10,000										11,769									13,542							13,880							15,471					22,264				21,444		21,880		27,916		31,578	40,876
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										10,000										11,769									13,542							13,880							15,471					22,264				21,444		21,880		27,916		31,578	40,876
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										1,000,000										1,176,911									1,354,171							1,387,975							1,547,084					2,226,434				2,144,414		2,188,046		2,791,575		3,157,783	4,087,601
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										10,000										11,769									13,542							13,880							15,471					22,264				21,444		21,880		27,916		31,578	40,876
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										10,000										11,769									13,542							13,880							15,471					22,264				21,444		21,880		27,916		31,578	40,876
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										1,000,000										1,176,911									1,354,171							1,387,975							1,547,084					2,226,434				2,144,414		2,188,046		2,791,575		3,157,783	4,087,601
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value										100,000										121,004									140,789							124,857							106,515					191,070				176,422		156,142		190,113		187,955	271,325
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value										10,000										12,100									14,079							12,486							10,651					19,107				17,642		15,614		19,011		18,795	27,132
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000								$ 9,906										$ 11,899									$ 12,040							$ 17,227
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										1,000,000										1,203,613									1,453,539							1,322,066							1,276,604					2,100,836				1,745,477		1,663,800		1,998,474		2,022,164	2,893,380
Russell Microcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 100,001															$ 105,546									$ 171,541
ICE BofA Fixed Rate Preferred Securities Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																ICE BofAML Fixed Rate Preferred Securities Index
Accumulated Value										1,000,000										1,059,801									1,079,698							1,150,577							1,200,319					1,319,513				1,202,338		1,185,702		1,306,582		1,342,152	1,425,276
ICE BofA Core Plus Fixed Rate Preferred Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name																ICE BofA Core Plus Fixed Rate Preferred Securities Index
Accumulated Value	$ 10,000												$ 9,716										$ 10,345
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value										1,000,000										1,203,613									1,453,539							1,322,066							1,276,604					2,100,836				1,745,477		1,663,800		1,998,474		2,022,164	2,893,380
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value										1,000,000										1,210,036									1,407,892							1,248,574							1,065,147					1,910,697				1,764,216		1,561,416		1,901,134		1,879,545	2,713,246
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									10,000										12,076									10,984							10,606							17,454					14,502				13,823		16,604		16,801		24,039
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									$ 1,000,000										$ 1,207,646									$ 1,098,415							$ 1,060,643							$ 1,745,441					$ 1,450,197				$ 1,382,338		$ 1,660,395		$ 1,680,077		$ 2,403,912
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Intermediate U.S. Government/Credit Bond Index
Accumulated Value				$ 10,000								$ 10,216										$ 10,488									$ 11,165							$ 11,626
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Intermediate U.S. Government/Credit Bond Index
Accumulated Value										1,000,000										1,013,990									1,006,963							1,064,656							1,145,569					1,153,908				1,082,808		1,077,069		1,105,778		1,177,152	1,225,737
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name																Morningstar Moderate Target Risk Index
Accumulated Value										10,000										11,146									11,981							12,282							13,028					16,355				15,141		14,908		16,859		18,632	22,053
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name																Morningstar Moderate Target Risk Index
Accumulated Value										10,000										11,146									11,981							12,282							13,028					16,355				15,141		14,908		16,859		18,632	22,053
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name																Morningstar Moderate Target Risk Index
Accumulated Value										1,000,000										1,114,573									1,198,098							1,228,239							1,302,770					1,635,548				1,514,120		1,490,787		1,685,924		1,863,211	2,205,291
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name																Morningstar Moderately Aggressive Target Risk Index
Accumulated Value										10,000										11,491									12,668							12,792							13,364					18,009				16,669		16,460		19,281		21,587	26,481
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name																Morningstar Moderately Aggressive Target Risk Index
Accumulated Value										10,000										11,491									12,668							12,792							13,364					18,009				16,669		16,460		19,281		21,587	26,481
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name																Morningstar Moderately Aggressive Target Risk Index
Accumulated Value										$ 1,000,000										$ 1,149,075									$ 1,266,764							$ 1,279,239							$ 1,336,358					$ 1,800,863				$ 1,666,909		$ 1,645,967		$ 1,928,146		$ 2,158,677	$ 2,648,145